Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of right-of-use assets
Right-of-use assets (Leased Properties)
As at January 1, 2019	4,352
Modifications and renewals	1,228
Addition	121
Depreciation expense	(880)
As at December 31, 2019	4,821

Schedule of lease liabilities
Lease liabilities
As at January 1, 2019	4,694
Modifications and renewals	1,226
Addition	121
Interest expense	345
Payments	(1,178)
As at December 31, 2019	5,208

Schedule of consolidated statement of operations and comprehensive loss
Depreciation expense of right-of-use assets	880
Interest expense on lease liabilities	345
Expenses relating to short term leases	151
Variable lease payments	155
Total amount recognized in consolidated statement of operations and comprehensive loss	1,531